PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Electronic equipment	102,559	157,147
Building	489,929	489,929
Leasehold improvement	96,376	203,857
Furniture and office equipment	4,553	14,298
Software	17,767	19,842
Construction in progress	786	786
Total	711,970	885,859
Less: Accumulated depreciation	(178,439)	(215,622)
	533,531	670,237

Depreciation expenses were RMB68,807, RMB50,732 and RMB60,985 for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment loss on property, equipment and software was recorded during the years ended December 31, 2022, 2023 and 2024.